Quarterly Holdings Report
for
Fidelity® Series High Income Fund
July 31, 2026
FSH-NPRT1-0926
1.924275.115
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Private Credit Company LLC (o)(p) (Cost $22,300,921)	2,268,319	20,976,506

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (e)(f)(j)	150,000	150,293
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4792% 7/20/2038 (e)(f)(j)	150,000	150,081
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (e)(f)(j)	125,000	125,055
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.9529% 10/15/2038 (e)(f)(j)	100,000	97,110
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.4029% 4/15/2038 (e)(f)(j)	250,000	245,737
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4792% 10/20/2037 (e)(f)(j)	100,000	98,825
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.5602% 7/25/2038 (e)(f)(j)	250,000	252,087
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0792% 10/20/2037 (e)(f)(j)	150,000	149,146
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (e)(f)(j)	250,000	252,758
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.8529% 4/15/2038 (e)(f)(j)	150,000	149,710
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (e)(f)(j)	200,000	200,224
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 7/20/2037 (e)(f)(j)	100,000	100,305
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 7/15/2037 (e)(f)(j)	100,000	100,009
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 10/20/2037 (e)(f)(j)	125,000	123,111
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.2529% 7/15/2033 (e)(f)(j)	250,000	248,125
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.7529% 10/15/2039 (e)(f)(j)	208,000	208,264
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,650,840
UNITED STATES - 0.0%
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4792% 1/20/2038 (e)(f)(j)	150,000	150,816
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.1161% 6/27/2033 (e)(j)	704,785	704,783
TOTAL UNITED STATES		855,599
TOTAL ASSET-BACKED SECURITIES (Cost $3,513,202)		3,506,439

Bank Loan Obligations - 10.9%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (c)(d)(e)(f)	861,769	861,769
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 9/30/2026 (c)(d)(e)(f)	432,819	432,818

TOTAL COLOMBIA		1,294,587
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (d)(e)(f)	2,203,667	2,205,738
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.1156% 5/14/2029 (d)(e)(f)	2,659,903	2,661,579
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (d)(e)(f)	4,553,303	4,628,250

TOTAL FRANCE		7,289,829
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (d)(e)(f)	856,128	559,908
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (d)(e)(f)	2,258,650	1,938,667
TOTAL LUXEMBOURG		2,498,575
NETHERLANDS - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (d)(e)(f)	4,651,006	2,744,094
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (d)(e)(f)	2,054,850	1,990,636
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (d)(e)(f)	3,933,623	3,817,031

TOTAL SWITZERLAND		5,807,667
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (d)(e)(f)	3,170,000	3,178,908
UNITED STATES - 9.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 10/6/2032 (d)(e)(f)	1,865,356	1,865,355
Entertainment - 0.3%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (d)(e)(f)	3,015,000	3,015,754
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (d)(e)(f)(g)	1,430,000	1,437,336
		4,453,090
Media - 0.6%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (d)(e)(f)	3,686,728	3,410,223
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 6/3/2033 (d)(e)(f)	1,284,808	1,285,617
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1319% 11/30/2029 (d)(e)(f)	1,420,962	1,359,563
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (d)(e)(f)	4,742,783	4,090,651
		10,146,054
TOTAL COMMUNICATION SERVICES		16,464,499
Consumer Discretionary - 2.1%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/28/2032 (d)(e)(f)	497,500	498,121
Hertz Corp/The Tranche B-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (d)(e)(f)(g)	1,139,037	623,623
Hertz Corp/The Tranche C-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (d)(e)(f)(g)	225,963	123,715
		1,245,459
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/23/2032 (d)(e)(f)	1,467,769	1,473,009
Distributors - 0.2%
AIP RD Buyer Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 12/23/2030 (d)(e)(f)	1,595,970	1,581,510
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 12/29/2032 (d)(e)(f)	2,389,013	2,359,150
		3,940,660
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1696% 8/19/2030 (d)(e)(f)	1,740,638	1,731,934
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/6/2030 (d)(e)(f)	1,710,000	1,646,730
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/29/2029 (d)(e)(f)	4,966,199	4,966,002
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (d)(e)(f)	4,840,018	4,639,157
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 12/30/2026 (c)(d)(e)(f)	4,092,229	2,619,027
		13,870,916
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0809% 6/29/2028 (d)(e)(f)	1,588,263	1,511,501
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (d)(e)(f)	4,852,838	4,805,086
		6,316,587
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (d)(e)(f)	4,954,630	3,947,205
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7244% 6/6/2031 (d)(e)(f)	208,425	176,119
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (d)(e)(f)	219,250	219,144
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 2/10/2033 (d)(e)(f)	1,375,000	1,370,848
		5,713,316
TOTAL CONSUMER DISCRETIONARY		34,291,881
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (d)(e)(f)	2,008,275	1,892,799
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (d)(e)(f)(h)	11,355,775	6,766,112
Financials - 0.8%
Financial Services - 0.7%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 7/31/2031 (d)(e)(f)	2,039,015	1,973,664
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 7/31/2031 (d)(e)(f)	2,306,793	2,253,298
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4809% 2/16/2032 (d)(e)(f)	1,880,000	1,821,833
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(d)	973,750	990,790
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (d)(e)(f)	3,399,067	3,410,284
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (d)(e)(f)(g)	435,000	436,270
		10,886,139
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 11/6/2030 (d)(e)(f)	1,852,316	1,692,091
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/19/2031 (d)(e)(f)	156,839	156,144
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 2/23/2033 (d)(e)(f)	1,187,025	1,110,854
		2,959,089
TOTAL FINANCIALS		13,845,228
Health Care - 0.7%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 1/15/2031 (d)(e)(f)	817,277	819,320
Health Care Providers & Services - 0.1%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (c)(d)(e)(f)	781,433	113,229
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (d)(e)(f)	1,170,000	1,170,866
		1,284,095
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (d)(e)(f)	10,475,111	10,151,326
TOTAL HEALTH CARE		12,254,741
Industrials - 1.0%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 2/13/2033 (d)(e)(f)	418,950	419,348
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 3/18/2030 (d)(e)(f)(g)	845,000	845,938
Building Products - 0.1%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (d)(e)(f)	557,060	280,274
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (d)(e)(f)	2,403,261	1,069,451
		1,349,725
Commercial Services & Supplies - 0.6%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (d)(e)(f)	617,609	490,616
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (d)(e)(f)	7,761,090	5,723,804
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (d)(e)(f)	1,243,073	1,275,903
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (d)(e)(f)	1,670,000	1,658,995
		9,149,318
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4809% 9/12/2032 (d)(e)(f)	199,001	199,582
Passenger Airlines - 0.3%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (d)(e)(f)	3,535,000	3,507,003
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (d)(e)(f)	838,992	839,521
		4,346,524
TOTAL INDUSTRIALS		16,310,435
Information Technology - 1.2%
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (d)(e)(f)	1,767,894	1,672,427
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(e)	1,905,063	1,536,757
		3,209,184
Software - 1.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 12/11/2028 (d)(e)(f)	2,248,624	2,221,573
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.8107% 11/15/2031 (d)(e)(f)(i)	1,620,000	1,615,950
CoreWeave Financing DDTL V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 9/30/2031 (d)(e)(f)(g)	170,000	170,213
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9809% 5/3/2028 (d)(e)(f)	1,720,566	1,666,437
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (d)(e)(f)	1,600,115	1,423,606
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (d)(e)(f)	9,511,193	9,338,851
		16,436,630
TOTAL INFORMATION TECHNOLOGY		19,645,814
Materials - 2.0%
Chemicals - 1.7%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (d)(e)(f)	159,587	149,213
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (d)(e)(f)	3,176,662	2,970,180
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 10/15/2032 (d)(e)(f)	1,890,500	1,882,825
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (d)(e)(f)	2,314,641	2,303,068
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (d)(e)(f)	5,421,651	5,148,887
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7244% 3/15/2029 (d)(e)(f)	5,320,021	5,219,153
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (d)(e)(f)	3,351,051	3,353,832
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 4/4/2033 (d)(e)(f)	2,450,000	2,446,938
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3504% 1/31/2029 (d)(e)(f)	49,501	49,191
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2316% 9/30/2031 (d)(e)(f)	4,116,384	3,150,516
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/4/2029 (d)(e)(f)	784,045	627,887
		27,301,690
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (d)(e)(f)	5,935,893	5,790,463
TOTAL MATERIALS		33,092,153
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 3/29/2030 (d)(e)(f)	1,370,781	1,381,062
TOTAL UNITED STATES		155,944,724
TOTAL BANK LOAN OBLIGATIONS (Cost $185,693,564)		180,964,122

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (e)(j) (Cost $697,756)	772,000	766,312

Common Stocks - 0.7%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	55,341	1,028,722
UNITED STATES - 0.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers LLC rights (b)(c)	963,443	9
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy Inc	6,900	1,818,633
Mesquite Energy Inc (b)(c)	360,137	5,492,095
TOTAL ENERGY		7,310,728
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Anteris Technologies Global Corp (b)	70,400	551,936
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(c)	106,584	1
Cano Health LLC warrants 6/28/2029 (b)(c)	4,738	0
Surgery Partners Inc (b)	67,800	1,044,120
		1,044,121
TOTAL HEALTH CARE		1,596,057
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (b)(c)	40,978	1,339,981
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp (b)	4,500	367,245
TOTAL INFORMATION TECHNOLOGY		1,707,226
Materials - 0.0%
Metals & Mining - 0.0%
Elah Holdings Inc (b)(c)	333	4,912
TOTAL UNITED STATES		10,618,932
TOTAL COMMON STOCKS (Cost $7,888,531)		11,647,654

Convertible Corporate Bonds - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	4,936,000	4,738,560
Industrials - 0.3%
Electrical Equipment - 0.3%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	6,163,000	3,684,858
Ground Transportation - 0.0%
Hertz Corp/The 6.75% 7/1/2030 (e)(j)	830,000	570,054
TOTAL INDUSTRIALS		4,254,912
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	762,000	1,560,195
ON Semiconductor Corp 0% 5/1/2027 (k)	290,000	460,578
		2,020,773
Software - 0.9%
Riot Platforms Inc 0.75% 1/15/2030	3,811,000	6,027,478
Strategy Inc 0% 12/1/2029 (k)	6,135,000	5,398,800
Terawulf Inc 0% 5/1/2032 (j)(k)	3,153,000	3,758,457
		15,184,735
TOTAL INFORMATION TECHNOLOGY		17,205,508
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (j)	1,855,000	1,933,281
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	990,000	1,015,244
TOTAL UNITED STATES		29,147,505
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $26,429,963)		29,147,505

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc Series A 6.25%	30,572	1,553,975
Alphabet Inc Series B 6.25%	25,992	1,306,098
TOTAL COMMUNICATION SERVICES		2,860,073
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (b)(c)	88,376	2,843,940
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	20,930	869,641
TOTAL UNITED STATES		6,573,654
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,872,453)		6,573,654

Non-Convertible Corporate Bonds - 74.8%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	980,000	993,034
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (j)	513,000	483,483
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (j)	630,000	624,624
Mineral Resources Ltd 6% 5/1/2032 (j)	700,000	684,702
Mineral Resources Ltd 6.25% 5/1/2034 (j)	640,000	622,417
Mineral Resources Ltd 7% 4/1/2031 (j)	605,000	622,586
Mineral Resources Ltd 8.5% 5/1/2030 (j)	565,000	582,596
Mineral Resources Ltd 9.25% 10/1/2028 (j)	753,000	774,492

TOTAL AUSTRALIA		4,394,900
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)	1,210,000	680,625
BRAZIL - 0.5%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (h)(j)	4,285,000	1,499,750
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	715,000	659,644
TOTAL INDUSTRIALS		2,159,394
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (j)	4,265,000	4,264,361
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (e)(j)	2,541,632	2,553,069
TOTAL MATERIALS		6,817,430
TOTAL BRAZIL		8,976,824
CANADA - 2.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
TELUS Corp 6.375% 6/9/2056 (e)	1,545,000	1,525,217
TELUS Corp 6.625% 10/15/2055 (e)	715,000	712,673
TELUS Corp 6.625% 6/9/2056 (e)	1,235,000	1,206,187
TELUS Corp 7% 10/15/2055 (e)	1,425,000	1,436,404
		4,880,481
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 6.875% 7/31/2056 (e)	3,300,000	3,301,346
TOTAL COMMUNICATION SERVICES		8,181,827
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (j)	1,170,000	1,120,674
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	930,000	911,230
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	6,200,000	5,825,529
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	3,320,000	3,354,612
TOTAL CONSUMER DISCRETIONARY		11,212,045
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (j)	880,000	882,440
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (e)	535,000	564,558
TransCanada PipeLines Ltd 6.125% 10/17/2056 (e)	1,590,000	1,588,814
TOTAL ENERGY		3,035,812
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (j)	304,000	310,600
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (j)	415,000	427,437
Bombardier Inc 7% 6/1/2032 (j)	1,610,000	1,658,815
Bombardier Inc 7.25% 7/1/2031 (j)	1,515,000	1,577,980
TOTAL INDUSTRIALS		3,664,232
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (j)	820,000	799,432
Materials - 0.3%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027	1,685,000	1,687,431
Methanex Corp 5.65% 12/1/2044	717,000	626,734
		2,314,165
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (j)	2,405,000	2,410,399
TOTAL MATERIALS		4,724,564
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034	1,545,000	1,506,131
TOTAL CANADA		33,434,643
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (h)(j)	6,120,000	2,064,337
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	2,413,989	2,264,588
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (j)	720,000	746,827
TOTAL UTILITIES		3,011,415
TOTAL COLOMBIA		5,075,752
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (j)	2,205,000	2,198,920
FRANCE - 0.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (j)	1,996,951	1,927,021
Altice France SA 6.5% 4/15/2032 (j)	1,370,323	1,326,386
Altice France SA 6.875% 10/15/2030 (j)	626,615	611,805
Altice France SA 6.875% 7/15/2032 (j)	3,097,345	3,006,899
TOTAL COMMUNICATION SERVICES		6,872,111
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (j)	2,398,000	2,503,898
Financials - 0.0%
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (j)	1,360,000	1,371,756
TOTAL FRANCE		10,747,765
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (j)(n)	315,000	312,596
ZF North America Capital Inc 7.5% 3/24/2031 (j)(n)	1,495,000	1,505,426
TOTAL CONSUMER DISCRETIONARY		1,818,022
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc 5.25% 7/15/2027 (j)(n)	3,382,000	3,381,574
TOTAL GERMANY		5,199,596
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	5,295,000	5,209,803
Kosmos Energy Ltd 8.75% 10/1/2031 (j)	680,000	594,232

TOTAL GHANA		5,804,035
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	2,240,000	2,275,670
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (j)	1,405,000	1,294,464
IRELAND - 0.6%
Financials - 0.5%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)	850,000	854,198
Financial Services - 0.4%
GGAM Finance Ltd 6.875% 4/15/2029 (j)	1,715,000	1,742,874
GGAM Finance Ltd 8% 2/15/2027 (j)	2,705,000	2,701,862
GGAM Finance Ltd 8% 6/15/2028 (j)	1,675,000	1,732,612
		6,177,348
TOTAL FINANCIALS		7,031,546
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	2,360,000	2,252,061
TOTAL IRELAND		9,283,607
ISRAEL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(q)	615,000	609,303
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	1,110,000	1,130,418
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,225,000	2,252,717
TOTAL HEALTH CARE		3,383,135
TOTAL ISRAEL		3,992,438
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (j)	1,775,000	1,119,920
Wireless Telecommunication Services - 0.2%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)	2,857,000	2,804,221
TOTAL COMMUNICATION SERVICES		3,924,141
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	880,000	929,226
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	730,000	651,865
TOTAL LUXEMBOURG		5,505,232
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (j)	815,000	733,941
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)	455,000	452,916
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (j)	1,925,000	2,013,623
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	4,035,000	3,977,962
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	2,295,000	2,324,724
TOTAL PANAMA		6,302,686
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	1,600,000	1,651,024
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (j)	660,000	643,956
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (j)	1,940,000	1,903,453
TOTAL SPAIN		2,547,409
SWITZERLAND - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (j)	604,000	569,931
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)(n)	440,000	446,822
TOTAL INDUSTRIALS		1,016,753
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (j)	1,740,000	1,817,769
TOTAL SWITZERLAND		2,834,522
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (j)	1,545,000	1,538,774
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (j)	935,000	768,445
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (j)	1,025,000	815,520
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (j)	375,000	300,215
		1,115,735
TOTAL COMMUNICATION SERVICES		1,884,180
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)	1,505,000	1,498,314
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	1,375,000	1,374,565
TOTAL CONSUMER DISCRETIONARY		2,872,879
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (j)	1,055,000	1,013,724
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	3,860,000	3,806,053
TOTAL UNITED KINGDOM		9,576,836
UNITED STATES - 66.9%
Communication Services - 9.0%
Diversified Telecommunication Services - 4.5%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)	2,655,000	2,595,285
APLD ComputeCo 3 LLC 7% 6/15/2031 (j)(n)	4,210,000	4,105,908
APLD ComputeCo LLC 9.25% 12/15/2030 (j)(n)	6,140,000	6,525,322
Black Pearl Compute LLC 6.125% 2/15/2031 (j)	983,000	981,352
Cipher Compute LLC 7.125% 11/15/2030 (j)(n)	1,325,000	1,351,515
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)	7,070,000	6,923,123
Edged Compute LLC 7.5% 4/30/2031 (j)	5,030,000	4,767,917
ELK Grove Village Property LLC 7.5% 6/15/2031 (j)(n)	560,000	539,421
Flash Compute LLC 7.25% 12/31/2030 (j)	3,725,000	3,761,588
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (j)	4,990,000	5,003,574
Level 3 Financing Inc 6.875% 6/30/2033 (j)	5,065,000	5,125,524
Level 3 Financing Inc 7% 3/31/2034 (j)	3,300,000	3,356,819
Level 3 Financing Inc 7.5% 2/15/2037 (j)(n)	1,295,000	1,286,189
Level 3 Financing Inc 8.5% 1/15/2036 (j)	465,000	483,777
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)	4,960,000	4,765,731
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)	9,230,000	8,691,144
Space Exploration Technologies Corp 5.65% 7/15/2033 (j)	1,886,000	1,806,839
Space Exploration Technologies Corp 5.875% 7/15/2036 (j)	1,665,000	1,555,249
Stingray Compute LLC 6% 6/15/2031 (j)(n)	660,000	643,880
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)(n)	1,885,000	1,750,403
Uniti Services LLC 7.5% 10/15/2033 (j)	1,420,000	1,451,077
WULF Compute LLC 7.75% 10/15/2030 (j)(n)	3,770,000	3,916,906
Yondr JK 1 LLC 6.875% 6/30/2031 (j)(n)	3,040,000	2,895,337
		74,283,880
Entertainment - 0.4%
AP Core Holdings II LLC 11% 5/15/2031 (j)	2,190,000	2,286,386
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)	2,695,000	2,792,487
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)	2,040,000	2,149,113
		7,227,986
Interactive Media & Services - 0.2%
Snap Inc 6.875% 3/15/2034 (j)(n)	950,000	920,254
Sopaipilla Investor LLC 7.534% 11/30/2048 (j)	2,040,000	2,114,427
		3,034,681
Media - 3.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (j)(n)	2,145,000	1,751,366
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (n)	3,280,000	2,828,628
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (j)(n)	675,000	615,872
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (j)(n)	3,090,000	2,700,020
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	4,510,000	4,213,808
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (j)	1,495,000	1,475,924
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	1,705,000	1,655,836
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)(n)	3,105,000	2,975,616
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (j)(n)	865,000	822,347
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	1,445,000	1,490,525
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	2,165,000	2,269,342
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	780,000	781,242
CMG Media Corp 8.875% 6/18/2029 (j)	360,000	260,463
CSC Holdings LLC 3.375% 2/15/2031 (j)	4,650,000	2,572,173
CSC Holdings LLC 4.125% 12/1/2030 (j)	6,610,000	3,696,982
CSC Holdings LLC 4.5% 11/15/2031 (j)	5,720,000	3,168,343
CSC Holdings LLC 4.625% 12/1/2030 (j)	1,615,000	343,188
CSC Holdings LLC 5.5% 4/15/2027 (j)	840,000	520,179
Discovery Global Holdings Inc 5.05% 3/15/2042	2,045,000	1,400,825
Dotdash Meredith Inc 7.625% 6/15/2032 (j)	1,160,000	1,088,301
EchoStar Corp 10.75% 11/30/2029	5,004,806	5,413,712
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	4,120,384	4,178,893
EW Scripps Co/The 9.875% 8/15/2030 (j)	7,040,000	6,196,702
Gray Media Inc 4.75% 10/15/2030 (j)	3,520,000	2,720,282
Nexstar Media Inc 6.5% 9/15/2033 (j)	1,880,000	1,870,364
Sirius XM Radio LLC 4% 7/15/2028 (j)	2,200,000	2,139,910
Sirius XM Radio LLC 5.5% 7/1/2029 (j)	660,000	656,991
Univision Communications Inc 8.5% 7/31/2031 (j)(n)	610,000	608,649
Univision Communications Inc 8.875% 4/15/2033 (j)(n)	1,490,000	1,442,655
Univision Communications Inc 9.375% 8/1/2032 (j)	3,130,000	3,126,351
		64,985,489
TOTAL COMMUNICATION SERVICES		149,532,036
Consumer Discretionary - 9.6%
Automobile Components - 1.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	1,140,000	1,133,915
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)(n)	2,150,000	2,117,152
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	2,270,000	2,287,051
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	2,430,000	2,491,710
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	395,000	399,955
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)	3,160,000	3,131,971
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (j)	2,055,000	2,024,568
Dorman Products Inc 6.25% 6/15/2034 (j)	435,000	436,240
Patrick Industries Inc 6.375% 11/1/2032 (j)(n)	2,195,000	2,164,521
		16,187,083
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	245,000	227,479
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	415,000	403,594
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	775,000	756,870
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	2,545,000	2,555,300
		3,943,243
Broadline Retail - 0.5%
Match Group Holdings II LLC 3.625% 10/1/2031 (j)	640,000	571,423
Match Group Holdings II LLC 4.125% 8/1/2030 (j)	1,045,000	977,736
Saks Global Enterprises LLC 11% (c)(h)(j)	875,319	2,188
Wayfair LLC 6.75% 11/15/2032 (j)(n)	945,000	962,019
Wayfair LLC 7.125% 5/31/2034 (j)	575,000	590,692
Wayfair LLC 7.25% 10/31/2029 (j)	2,005,000	2,064,719
Wayfair LLC 7.75% 9/15/2030 (j)	3,420,000	3,583,809
		8,752,586
Diversified Consumer Services - 1.1%
Service Corp International/US 4% 5/15/2031	1,665,000	1,556,676
Service Corp International/US 5.125% 6/1/2029	597,000	591,523
Service Corp International/US 5.75% 10/15/2032 (n)	3,490,000	3,461,453
Sotheby's 8.25% 4/15/2031 (j)	4,255,000	4,244,442
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (j)	880,000	848,869
StoneMor Inc 8.5% 5/15/2029 (j)	2,225,000	2,209,663
TKC Holdings Inc 12% 2/15/2031 (j)	1,580,000	1,660,661
TKC Holdings Inc 8.5% 8/15/2030 (j)	3,000,000	3,066,747
		17,640,034
Hotels, Restaurants & Leisure - 4.3%
Acushnet Co 5.625% 12/1/2033 (j)	970,000	951,075
Aramark Services Inc 5% 2/1/2028 (j)(n)	1,560,000	1,554,920
Caesars Entertainment Inc 6.5% 2/15/2032 (j)(n)	800,000	764,455
Caesars Entertainment Inc 7% 2/15/2030 (j)	1,305,000	1,309,317
Carnival Corp Ltd 5.125% 5/1/2029 (j)	1,490,000	1,478,462
Carnival Corp Ltd 5.75% 3/15/2030 (j)	1,400,000	1,402,580
Carnival Corp Ltd 5.75% 8/1/2032 (j)	1,735,000	1,719,010
Carnival Corp Ltd 5.875% 6/15/2031 (j)	2,630,000	2,632,097
Carnival Corp Ltd 6.125% 2/15/2033 (j)	2,785,000	2,785,137
Carnival Corp Ltd 7% 8/15/2029 (j)	2,465,000	2,551,531
Churchill Downs Inc 4.75% 1/15/2028 (j)	560,000	554,517
Churchill Downs Inc 6.75% 5/1/2031 (j)	2,045,000	2,069,321
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (j)	2,730,000	2,654,433
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	5,435,000	5,337,247
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (j)	2,960,000	2,678,358
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	495,000	474,385
Hilton Domestic Operating Co Inc 4% 5/1/2031 (j)	1,805,000	1,693,818
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (j)	1,260,000	1,234,292
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)	2,755,000	2,729,649
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (j)(n)	1,440,000	1,426,892
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (j)	995,000	994,715
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	685,000	690,198
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	2,585,000	2,590,933
Life Time Inc 6% 11/15/2031 (j)	2,920,000	2,944,875
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	1,050,000	858,619
NCL Finance Ltd 6.125% 3/15/2028 (j)	1,395,000	1,403,250
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	2,745,000	2,767,300
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	1,145,000	1,149,013
Royal Caribbean Cruises Ltd 6% 2/1/2033 (j)	2,795,000	2,817,666
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (j)	1,730,000	1,759,044
Station Casinos LLC 4.5% 2/15/2028 (j)(n)	1,665,000	1,637,205
Station Casinos LLC 6.625% 3/15/2032 (j)(n)	1,705,000	1,722,851
Viking Cruises Ltd 5.875% 10/15/2033 (j)	2,975,000	2,945,801
Viking Cruises Ltd 9.125% 7/15/2031 (j)	520,000	544,456
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	630,000	629,461
VOC Escrow Ltd 5% 2/15/2028 (j)	865,000	862,315
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (j)(n)	2,025,000	2,121,900
Yum! Brands Inc 3.625% 3/15/2031	545,000	502,936
Yum! Brands Inc 4.625% 1/31/2032	3,085,000	2,930,780
Yum! Brands Inc 5.375% 4/1/2032	435,000	429,192
		70,304,006
Household Durables - 0.9%
Beazer Homes USA Inc 8% 1/15/2032 (j)	400,000	407,898
Century Communities Inc 6.625% 9/15/2033 (j)(n)	1,480,000	1,484,859
LGI Homes Inc 4% 7/15/2029 (j)(n)	340,000	314,203
LGI Homes Inc 7% 11/15/2032 (j)(n)	3,675,000	3,582,139
Newell Brands Inc 6.375% 9/15/2027	555,000	556,684
Risewell Homes Inc 8.5% 11/1/2030 (j)	1,340,000	1,366,817
Somnigroup International Inc 3.875% 10/15/2031 (j)	1,560,000	1,422,072
Whirlpool Corp 6.125% 6/15/2030 (n)	730,000	663,342
Whirlpool Corp 6.5% 6/15/2033 (n)	2,180,000	1,847,217
Whirlpool Corp 7.5% 7/1/2031 (j)(n)	840,000	834,755
Whirlpool Corp 7.875% 7/1/2034 (j)	1,835,000	1,734,808
		14,214,794
Specialty Retail - 1.5%
Asbury Automotive Group Inc 4.75% 3/1/2030 (n)	870,000	843,839
Asbury Automotive Group Inc 5% 2/15/2032 (j)	1,195,000	1,138,583
Bath & Body Works Inc 6.625% 10/1/2030 (j)	870,000	884,064
Bath & Body Works Inc 6.95% 3/1/2033	615,000	612,697
Carvana Co 10.25% 5/1/2030 (j)	150,000	160,500
Carvana Co 4.875% 9/1/2029 (j)	1,480,000	1,361,600
Carvana Co 5.5% 4/15/2027 (j)	1,025,000	1,014,750
Carvana Co 5.875% 10/1/2028 (j)	507,000	491,790
Carvana Co 9% 6/1/2030 pay-in-kind (e)(j)	974,652	1,004,600
Carvana Co 9% 6/1/2031 pay-in-kind (e)(j)	1,330,538	1,463,485
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	1,330,000	1,336,123
LBM Acquisition LLC 6.25% 1/15/2029 (j)	1,015,000	650,380
LBM Acquisition LLC 9.5% 6/15/2031 (j)	3,010,000	2,519,821
Michaels Cos Inc/The 8.5% 3/15/2033 (j)	4,945,000	4,898,647
Park River Holdings Inc 8% 3/15/2031 (j)	560,000	557,434
Staples Inc 10.75% 9/1/2029 (j)	4,760,000	4,554,615
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)(n)	825,000	847,018
		24,339,946
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (j)(n)	1,790,000	1,645,282
TOTAL CONSUMER DISCRETIONARY		157,026,974
Consumer Staples - 2.2%
Beverages - 0.1%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (j)	2,285,000	2,292,367
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	2,690,000	2,531,672
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	1,320,000	1,268,351
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (j)	745,000	692,657
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (j)(n)	1,495,000	1,448,014
Albertsons Cos Inc 5.625% 3/31/2032 (j)	520,000	494,624
C&S Group Enterprises LLC 5% 12/15/2028 (j)	1,575,000	1,448,690
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)	570,000	579,548
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	2,255,000	2,348,607
Performance Food Group Inc 4.25% 8/1/2029 (j)	2,690,000	2,600,640
Performance Food Group Inc 5.625% 3/1/2034 (j)	1,815,000	1,760,545
Performance Food Group Inc 6.125% 9/15/2032 (j)(n)	970,000	972,740
US Foods Inc 4.625% 6/1/2030 (j)	820,000	796,732
US Foods Inc 4.75% 2/15/2029 (j)	2,180,000	2,148,043
US Foods Inc 5.75% 4/15/2033 (j)(n)	2,960,000	2,928,681
US Foods Inc 7.25% 1/15/2032 (j)(n)	1,225,000	1,265,723
		23,285,267
Food Products - 0.7%
Darling Ingredients Inc 6% 6/15/2030 (j)(n)	1,225,000	1,230,494
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	2,610,000	2,445,401
Lamb Weston Holdings Inc 4.125% 1/31/2030 (j)	3,210,000	3,056,206
Pilgrim's Pride Corp 3.5% 3/1/2032 (n)	2,515,000	2,263,296
Post Holdings Inc 4.625% 4/15/2030 (j)(n)	880,000	847,664
Post Holdings Inc 6.375% 3/1/2033 (j)(n)	1,535,000	1,511,679
		11,354,740
TOTAL CONSUMER STAPLES		36,932,374
Energy - 9.2%
Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	2,090,000	2,119,927
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (j)	1,550,000	1,516,923
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)	1,410,000	1,394,154
Kodiak Gas Services LLC 6.5% 10/1/2033 (j)	880,000	878,861
Kodiak Gas Services LLC 6.75% 10/1/2035 (j)	1,465,000	1,476,127
SESI LLC 7.875% 9/30/2030 (j)	785,000	794,283
Transocean International Ltd 7.875% 10/15/2032 (j)	295,000	307,261
Transocean International Ltd 8.25% 5/15/2029 (j)	4,065,000	4,191,669
Transocean International Ltd 8.5% 5/15/2031 (j)	1,510,000	1,574,749
Transocean International Ltd 8.75% 2/15/2030 (j)	640,500	665,260
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	1,680,000	1,653,273
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	1,630,000	1,665,122
Valaris Ltd 8.375% 4/30/2030 (j)	710,000	735,063
WBI Operating LLC 6.25% 10/15/2030 (j)	1,490,000	1,489,732
WBI Operating LLC 6.5% 10/15/2033 (j)(n)	1,490,000	1,487,348
		21,949,752
Oil, Gas & Consumable Fuels - 7.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (j)	1,485,000	1,458,573
California Resources Corp 7% 1/15/2034 (j)	1,560,000	1,527,914
California Resources Corp 7.25% 1/15/2035 (j)	1,165,000	1,151,111
Cheniere Energy Inc 5.2% 7/30/2036 (j)	3,165,000	3,061,553
CITGO Petroleum Corp 8.375% 1/15/2029 (j)	1,230,000	1,263,505
CNX Resources Corp 5.875% 3/1/2034 (j)	1,675,000	1,622,814
CNX Resources Corp 7.25% 3/1/2032 (j)(n)	2,720,000	2,797,226
CNX Resources Corp 7.375% 1/15/2031 (j)	625,000	638,669
Comstock Resources Inc 5.875% 1/15/2030 (j)	2,050,000	1,931,329
Comstock Resources Inc 6.75% 3/1/2029 (j)	3,005,000	2,959,440
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (j)	2,545,000	2,477,911
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (j)	1,560,000	1,634,939
CVR Energy Inc 7.5% 2/15/2031 (j)	3,895,000	3,945,912
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	1,795,000	1,810,419
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (j)	605,000	618,703
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	1,427,000	1,480,991
DT Midstream Inc 4.125% 6/15/2029 (j)	1,140,000	1,111,769
DT Midstream Inc 4.375% 6/15/2031 (j)	645,000	617,034
Energy Transfer LP 6.5% 2/15/2056 (e)	2,100,000	2,100,233
Energy Transfer LP 6.55% 1/15/2057 (e)	2,500,000	2,468,272
Energy Transfer LP 6.7% 1/15/2057 (e)	1,165,000	1,147,776
Energy Transfer LP 6.75% 2/15/2056 (e)	880,000	882,728
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029 (n)	2,210,000	2,221,324
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)(n)	540,000	546,845
Harvest Midstream I LP 6.75% 5/15/2034 (j)	1,940,000	1,947,723
Harvest Midstream I LP 7.5% 5/15/2032 (j)	2,535,000	2,599,100
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	1,115,000	1,067,625
Hess Midstream Operations LP 5.125% 6/15/2028 (j)	3,025,000	3,012,666
Hess Midstream Operations LP 5.5% 10/15/2030 (j)	2,120,000	2,112,466
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (j)	1,640,000	1,658,294
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (j)	2,235,000	2,233,774
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	1,380,000	1,426,458
Kinetik Holdings LP 5.875% 6/15/2030 (j)(n)	1,820,000	1,822,017
Kinetik Holdings LP 6.625% 12/15/2028 (j)	955,000	970,809
Matador Resources Co 6% 4/15/2034 (j)	630,000	609,326
Matador Resources Co 6.25% 4/15/2033 (j)	720,000	708,469
Matador Resources Co 6.5% 4/15/2032 (j)(n)	2,025,000	2,021,212
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	1,035,000	1,037,400
Murphy Oil USA Inc 3.75% 2/15/2031 (j)(n)	1,545,000	1,436,731
Murphy Oil USA Inc 5.875% 6/1/2034 (j)(n)	2,480,000	2,457,170
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)(n)	3,000,000	3,002,148
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)(n)	3,150,000	3,246,394
Par Petroleum LLC 7.375% 6/1/2034 (j)(n)	1,850,000	1,914,300
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (j)	2,140,000	2,173,281
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)	3,780,000	3,922,960
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	2,010,000	2,153,472
Permian Resources Operating LLC 5.875% 7/1/2029 (j)(n)	1,573,000	1,573,708
Permian Resources Operating LLC 7% 1/15/2032 (j)	2,785,000	2,878,994
Prairie Acquiror LP 9% 8/1/2029 (j)	2,125,000	2,191,978
Rockies Express Pipeline LLC 4.8% 5/15/2030 (j)	145,000	141,196
Rockies Express Pipeline LLC 4.95% 7/15/2029 (j)	1,480,000	1,459,829
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	1,195,000	1,214,948
Rockies Express Pipeline LLC 6.875% 4/15/2040 (j)	435,000	437,474
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	4,570,000	4,449,066
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028 (n)	875,000	875,226
Sunoco LP 4.625% 5/1/2030 (j)(n)	3,475,000	3,345,977
Sunoco LP 5.375% 7/15/2031 (j)	2,515,000	2,466,974
Sunoco LP 5.625% 3/15/2031 (j)	1,480,000	1,460,773
Sunoco LP 5.625% 7/15/2034 (j)(n)	1,255,000	1,213,400
Sunoco LP 6.25% 7/1/2033 (j)(n)	1,405,000	1,408,205
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (j)(n)	2,965,000	2,961,497
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (j)	2,170,000	2,135,241
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (j)(n)	740,000	744,597
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (j)	770,000	732,244
Venture Global LNG Inc 7% 1/15/2030 (j)	425,000	431,760
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	1,605,000	1,630,427
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (j)	2,835,000	2,925,326
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)(n)	1,760,000	1,815,143
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (j)	2,350,000	2,459,736
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	2,680,000	2,907,851
		128,872,355
TOTAL ENERGY		150,822,107
Financials - 6.8%
Capital Markets - 1.2%
Bank of New York Mellon Corp/The 6.15% (e)(m)	3,000,000	2,974,397
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	1,560,000	1,525,290
Coinbase Global Inc 3.375% 10/1/2028 (j)(n)	1,510,000	1,433,220
Focus Financial Partners LLC 6.75% 9/15/2031 (j)(n)	2,005,000	1,992,469
Hightower Holding LLC 6.75% 4/15/2029 (j)	1,120,000	1,115,825
Hightower Holding LLC 9.125% 1/31/2030 (j)	2,630,000	2,725,406
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (j)	970,000	941,119
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	2,015,000	2,004,924
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)(n)	1,965,000	2,002,569
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)(n)	1,345,000	1,300,338
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	2,005,000	2,079,055
		20,094,612
Consumer Finance - 0.9%
Ally Financial Inc 6.7% 2/14/2033 (n)	1,760,000	1,794,009
Ford Motor Credit Co LLC 5.42% 4/9/2031	2,205,000	2,170,102
OneMain Finance Corp 3.5% 1/15/2027	2,975,000	2,951,696
OneMain Finance Corp 3.875% 9/15/2028	3,005,000	2,903,813
OneMain Finance Corp 6.125% 5/15/2030 (n)	850,000	844,895
OneMain Finance Corp 6.75% 9/15/2033 (n)	1,540,000	1,515,176
OneMain Finance Corp 7.125% 11/15/2031 (n)	1,930,000	1,955,843
OneMain Finance Corp 7.125% 9/15/2032	775,000	783,114
		14,918,648
Financial Services - 2.3%
Block Inc 3.5% 6/1/2031	3,117,000	2,841,871
Block Inc 5.625% 8/15/2030 (j)	1,365,000	1,358,017
Block Inc 6% 8/15/2033 (j)	1,240,000	1,229,694
Block Inc 6.5% 5/15/2032	2,720,000	2,748,027
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	2,765,000	2,632,938
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	1,490,000	1,440,929
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	1,340,000	1,278,669
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	1,335,000	1,337,196
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	905,000	787,821
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	3,220,000	3,199,418
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,320,000	1,255,729
PennyMac Financial Services Inc 6.75% 2/15/2034 (j)	1,740,000	1,613,893
Rocket Cos Inc 6.125% 8/1/2030 (j)(n)	1,720,000	1,733,944
Rocket Cos Inc 6.125% 8/1/2031 (j)(n)	1,165,000	1,170,308
Rocket Cos Inc 6.375% 8/1/2033 (j)(n)	1,550,000	1,559,211
Rocket Cos Inc 6.5% 8/1/2029 (j)	2,095,000	2,122,518
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (j)(n)	1,090,000	1,091,543
UWM Holdings LLC 6.25% 3/15/2031 (j)	750,000	669,186
UWM Holdings LLC 6.625% 2/1/2030 (j)(n)	1,510,000	1,400,746
Walker & Dunlop Inc 6.625% 4/1/2033 (j)(n)	1,375,000	1,376,900
WEX Inc 6.5% 3/15/2033 (j)(n)	1,250,000	1,242,016
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	3,220,000	3,352,113
		37,442,687
Insurance - 2.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (j)	1,000,000	903,540
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (j)	705,000	647,752
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (j)	1,055,000	1,020,352
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	1,485,000	1,423,914
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (j)	2,300,000	2,198,713
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (j)(n)	3,010,000	2,975,681
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (j)	1,365,000	1,343,819
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	940,000	944,239
AmWINS Group Inc 4.875% 6/30/2029 (j)	2,160,000	2,079,138
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (j)	793,000	802,219
Athene Holding Ltd 6.875% 6/28/2055 (e)	4,350,000	4,108,833
CRC Insurance Group LLC 7.125% 6/1/2031 (j)	4,860,000	4,850,848
HUB International Ltd 5.625% 12/1/2029 (j)	965,000	961,208
HUB International Ltd 7.25% 6/15/2030 (j)	3,995,000	4,113,528
HUB International Ltd 7.375% 1/31/2032 (j)(n)	2,145,000	2,193,799
Ryan Specialty LLC 5.875% 8/1/2032 (j)(n)	2,940,000	2,899,559
USI Inc/NY 7.5% 1/15/2032 (j)	1,335,000	1,362,489
		34,829,631
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	745,000	738,361
Starwood Property Trust Inc 5.875% 8/15/2029 (j)	1,495,000	1,497,504
Starwood Property Trust Inc 6.125% 6/1/2031 (j)(n)	550,000	548,698
Starwood Property Trust Inc 6.5% 10/15/2030 (j)(n)	1,400,000	1,419,288
Starwood Property Trust Inc 6.5% 7/1/2030 (j)(n)	2,030,000	2,061,737
		6,265,588
TOTAL FINANCIALS		113,551,166
Health Care - 5.4%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)	2,675,000	2,454,451
Health Care Equipment & Supplies - 0.8%
Avantor Funding Inc 3.875% 11/1/2029 (j)(n)	1,345,000	1,283,098
Avantor Funding Inc 4.625% 7/15/2028 (j)	885,000	872,844
Insulet Corp 6.5% 4/1/2033 (j)	675,000	683,862
Medline Borrower LP 3.875% 4/1/2029 (j)	6,955,000	6,727,559
Medline Borrower LP 5.25% 10/1/2029 (j)	1,265,000	1,253,171
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	1,826,000	1,856,920
Teleflex Inc 5.875% 1/15/2032 (j)	1,225,000	1,214,405
		13,891,859
Health Care Providers & Services - 3.2%
Accendra Health Inc 9.75% 6/15/2033 (j)	1,128,825	753,491
Centene Corp 3.375% 2/15/2030	2,605,000	2,409,336
Centene Corp 4.625% 12/15/2029	2,475,000	2,401,089
Charlotte Buyer Inc 8% 6/30/2031 (j)	580,000	586,356
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	360,000	332,428
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)(n)	1,310,000	1,327,111
CVS Health Corp 6.75% 12/10/2054 (e)(n)	830,000	855,176
CVS Health Corp 7% 3/10/2055 (e)	3,370,000	3,469,900
DaVita Inc 3.75% 2/15/2031 (j)	855,000	788,661
DaVita Inc 4.625% 6/1/2030 (j)	2,960,000	2,853,243
DaVita Inc 6.75% 7/15/2033 (j)(n)	1,920,000	1,968,357
DaVita Inc 6.875% 9/1/2032 (j)	700,000	719,363
HealthEquity Inc 4.5% 10/1/2029 (j)	1,865,000	1,807,681
Humana Inc 5.875% 3/1/2033	920,000	935,541
Humana Inc 6.625% 9/15/2056 (e)	6,360,000	6,258,057
Molina Healthcare Inc 3.875% 11/15/2030 (j)	1,465,000	1,354,704
Molina Healthcare Inc 6.25% 1/15/2033 (j)	2,535,000	2,506,779
Molina Healthcare Inc 6.5% 2/15/2031 (j)	3,130,000	3,158,780
National Mentor Holdings Inc 10.5% 12/15/2030 (j)	790,000	833,176
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	1,215,000	1,218,784
Tenet Healthcare Corp 4.25% 6/1/2029	2,790,000	2,705,345
Tenet Healthcare Corp 4.375% 1/15/2030	1,005,000	969,342
Tenet Healthcare Corp 5.5% 11/15/2032 (j)(n)	1,935,000	1,905,178
Tenet Healthcare Corp 6.125% 10/1/2028	2,291,000	2,292,459
Tenet Healthcare Corp 6.125% 6/15/2030	2,820,000	2,834,555
Tenet Healthcare Corp 6.75% 5/15/2031	390,000	397,733
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	4,730,000	4,408,545
		52,051,170
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (j)(n)	3,475,000	3,519,692
IQVIA Inc 6.5% 5/15/2030 (j)	2,720,000	2,771,446
		6,291,138
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (j)	1,195,000	1,141,853
Charles River Laboratories International Inc 4% 3/15/2031 (j)(n)	465,000	433,775
		1,575,628
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (j)	7,761,000	7,933,667
Jazz Securities DAC 4.375% 1/15/2029 (j)	1,455,000	1,424,406
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)	745,000	733,165
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)	3,285,000	3,251,358
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (j)	610,000	636,887
		13,979,483
TOTAL HEALTH CARE		90,243,729
Industrials - 8.7%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	1,440,000	1,416,780
ATI Inc 5.875% 6/15/2033	925,000	930,652
BWX Technologies Inc 4.125% 6/30/2028 (j)(n)	3,247,000	3,166,756
Carpenter Technology Corp 5.625% 3/1/2034 (j)	2,055,000	2,025,967
Moog Inc 5.5% 10/15/2034 (j)	770,000	744,918
TransDigm Inc 6% 1/15/2033 (j)	4,265,000	4,264,550
TransDigm Inc 6.125% 7/31/2034 (j)(n)	2,685,000	2,654,843
TransDigm Inc 6.25% 1/31/2034 (j)	485,000	489,766
TransDigm Inc 6.375% 3/1/2029 (j)(n)	6,800,000	6,881,811
TransDigm Inc 6.375% 5/31/2033 (j)	5,150,000	5,148,696
TransDigm Inc 6.75% 1/31/2034 (j)	2,495,000	2,535,601
TransDigm Inc 6.75% 8/15/2028 (j)	1,630,000	1,640,187
		31,900,527
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (j)	1,530,000	1,568,464
Building Products - 0.9%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (j)	1,605,000	1,554,128
Advanced Drainage Systems Inc 6.375% 6/15/2030 (j)	1,375,000	1,385,421
Builders FirstSource Inc 4.25% 2/1/2032 (j)	2,210,000	2,011,073
Builders FirstSource Inc 6.75% 5/15/2035 (j)(n)	2,700,000	2,673,160
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)	4,500,000	2,313,535
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (j)	3,300,000	3,354,110
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)	1,060,000	980,970
		14,272,397
Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	1,225,000	1,251,712
Allied Universal Holdco LLC 7.875% 2/15/2031 (j)	755,000	783,880
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (j)	2,190,000	2,153,773
Artera Services LLC 8.5% 2/15/2031 (j)	9,245,000	8,421,641
Brand Industrial Services Inc 10.375% 8/1/2030 (j)	3,230,000	2,797,252
Clean Harbors Inc 5.75% 10/15/2033 (j)	745,000	740,665
Clean Harbors Inc 6.375% 2/1/2031 (j)	1,635,000	1,651,773
CoreCivic Inc 4.75% 10/15/2027	3,661,000	3,661,000
CoreCivic Inc 8.25% 4/15/2029	1,365,000	1,417,120
GEO Group Inc/The 10.25% 4/15/2031	3,265,000	3,520,976
GEO Group Inc/The 8.625% 4/15/2029	1,375,000	1,433,428
Madison IAQ LLC 4.125% 6/30/2028 (j)	865,000	846,786
Madison IAQ LLC 5.875% 6/30/2029 (j)	2,465,000	2,465,062
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	1,650,000	1,727,458
Neptune Bidco US Inc 9.29% 4/15/2029 (j)(n)	3,855,000	3,927,643
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	2,520,000	2,567,058
Waste Pro USA Inc 7% 2/1/2033 (j)	740,000	750,012
Williams Scotsman Inc 6.625% 4/15/2030 (j)(n)	985,000	1,007,155
		41,124,394
Construction & Engineering - 0.4%
AECOM 6% 8/1/2033 (j)	2,885,000	2,868,534
Granite Construction Inc 6.375% 6/15/2034 (j)	1,100,000	1,096,854
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	2,805,000	2,808,094
		6,773,482
Electrical Equipment - 0.2%
WESCO Distribution Inc 5.25% 4/15/2031 (j)	1,820,000	1,789,686
WESCO Distribution Inc 5.5% 4/15/2034 (j)	1,575,000	1,530,048
		3,319,734
Ground Transportation - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (j)(n)	490,000	489,255
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	275,000	279,063
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	2,040,000	2,051,691
XPO Inc 6.25% 6/1/2028 (j)	335,000	337,508
XPO Inc 7.125% 2/1/2032 (j)(n)	1,580,000	1,628,962
		4,786,479
Machinery - 0.4%
Allison Transmission Inc 5.875% 12/1/2033 (j)	1,490,000	1,468,122
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(j)	1,760,261	1,889,656
Enpro Inc 6.125% 6/1/2033 (j)	2,090,000	2,093,775
Mueller Water Products Inc 4% 6/15/2029 (j)	1,905,000	1,824,876
		7,276,429
Passenger Airlines - 0.2%
American Airlines Inc 7.25% 2/15/2028 (j)(n)	280,000	282,340
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (j)	1,470,000	1,279,111
United Airlines Holdings Inc 5.375% 3/1/2031 (n)	2,335,000	2,304,407
		3,865,858
Professional Services - 0.6%
Amentum Holdings Inc 7.25% 8/1/2032 (j)(n)	3,010,000	3,092,453
CACI International Inc 6.375% 6/15/2033 (j)	2,710,000	2,730,971
Science Applications International Corp 4.875% 4/1/2028 (j)	1,130,000	1,113,688
Science Applications International Corp 5.875% 11/1/2033 (j)(n)	1,565,000	1,531,823
TriNet Group Inc 7.125% 8/15/2031 (j)(n)	1,320,000	1,338,516
		9,807,451
Trading Companies & Distributors - 1.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (j)	860,000	848,486
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	680,000	694,295
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)	1,860,000	1,937,981
Herc Holdings Inc 5.75% 3/15/2031 (j)(n)	1,025,000	1,014,830
Herc Holdings Inc 6% 3/15/2034 (j)(n)	940,000	921,604
Herc Holdings Inc 7% 6/15/2030 (j)(n)	2,045,000	2,108,946
Herc Holdings Inc 7.25% 6/15/2033 (j)(n)	1,975,000	2,037,925
QXO Building Products Inc 6.5% 7/15/2031 (j)	1,095,000	1,099,440
QXO Building Products Inc 6.75% 4/30/2032 (j)(n)	1,425,000	1,455,296
QXO Building Products Inc 6.875% 7/15/2034 (j)(n)	1,140,000	1,141,703
United Rentals North America Inc 5.375% 11/15/2033 (j)	915,000	890,941
United Rentals North America Inc 6% 12/15/2029 (j)	545,000	550,798
United Rentals North America Inc 6.125% 3/15/2034 (j)(n)	3,415,000	3,454,826
		18,157,071
Transportation Infrastructure - 0.1%
Carrix Inc 6.125% 8/1/2033 (j)	1,995,000	1,985,786
TOTAL INDUSTRIALS		144,838,072
Information Technology - 4.9%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (j)	1,390,000	1,379,095
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (j)	2,885,000	2,822,937
Sensata Technologies Inc 3.75% 2/15/2031 (j)	545,000	507,161
Sensata Technologies Inc 6.625% 7/15/2032 (j)(n)	685,000	701,267
TTM Technologies Inc 4% 3/1/2029 (j)	2,950,000	2,834,419
		6,865,784
IT Services - 1.5%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	2,777,000	2,777,530
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	3,980,000	3,928,922
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)(n)	2,215,000	2,183,589
CoreWeave Inc 9% 2/1/2031 (j)	4,080,000	3,682,991
CoreWeave Inc 9.25% 6/1/2030 (j)	4,615,000	4,312,978
CoreWeave Inc 9.625% 7/15/2032 (j)(n)	1,700,000	1,521,553
CoreWeave Inc 9.75% 10/1/2031 (j)	3,575,000	3,243,823
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (j)(n)	2,070,000	1,936,781
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (j)	625,000	623,957
		24,212,124
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (j)(n)	2,690,000	2,558,112
Entegris Inc 5.95% 6/15/2030 (j)(n)	3,270,000	3,271,086
ON Semiconductor Corp 3.875% 9/1/2028 (j)	1,480,000	1,427,744
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (e)	1,737,977	1,490,315
		8,747,257
Software - 2.2%
Cloud Software Group LLC 6.5% 3/31/2029 (j)	3,650,000	3,566,645
Cloud Software Group LLC 9% 9/30/2029 (j)	8,215,000	8,048,661
Elastic NV 4.125% 7/15/2029 (j)	2,200,000	2,096,235
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	4,320,000	4,154,126
Fair Isaac Corp 6% 5/15/2033 (j)(n)	3,050,000	2,951,964
Gen Digital Inc 6.25% 4/1/2033 (j)(n)	1,090,000	1,072,995
Oracle Corp 3.6% 4/1/2040	2,975,000	2,058,150
Oracle Corp 3.8% 11/15/2037	2,120,000	1,597,743
Oracle Corp 4.3% 7/8/2034	960,000	822,758
Oracle Corp 5.35% 5/4/2033 (n)	1,870,000	1,757,289
SS&C Technologies Inc 5.5% 9/30/2027 (j)	440,000	439,395
SS&C Technologies Inc 6.5% 6/1/2032 (j)(n)	2,710,000	2,730,051
UKG Inc 6.875% 2/1/2031 (j)(n)	5,635,000	5,520,965
		36,816,977
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034	1,210,000	1,199,412
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	1,810,000	1,842,924
		3,042,336
TOTAL INFORMATION TECHNOLOGY		81,063,573
Materials - 4.7%
Chemicals - 2.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (e)(j)	4,926,764	3,941,411
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	2,445,000	2,528,744
Celanese US Holdings LLC 6.5% 4/15/2030 (n)	1,135,000	1,148,949
Celanese US Holdings LLC 7% 2/15/2031 (n)	1,290,000	1,322,630
Celanese US Holdings LLC 7.375% 2/15/2034 (n)	1,275,000	1,311,522
Chemours Co/The 4.625% 11/15/2029 (j)(n)	3,310,000	3,123,589
Chemours Co/The 5.75% 11/15/2028 (j)	2,863,000	2,848,791
Chemours Co/The 7.875% 3/15/2034 (j)(n)	1,400,000	1,362,337
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (j)	1,807,000	1,804,939
LSB Industries Inc 6.25% 10/15/2028 (j)	985,000	982,872
Mativ Holdings Inc 8% 10/1/2029 (j)(n)	970,000	960,353
Methanex US Operations Inc 6.25% 3/15/2032 (j)(n)	1,175,000	1,186,609
Olin Corp 6.625% 4/1/2033 (j)(n)	1,095,000	1,071,559
Olympus Water US Holding Corp 4.25% 10/1/2028 (j)	590,000	569,502
Olympus Water US Holding Corp 6.75% 8/1/2032 (j)(n)	1,805,000	1,756,722
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)(n)	2,985,000	2,924,015
Scih Salt Hldgs Inc 4.875% 5/1/2028 (j)	2,720,000	2,719,864
Scih Salt Hldgs Inc 6.625% 5/1/2029 (j)	2,410,000	2,410,000
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	2,640,000	2,423,818
WR Grace Holdings LLC 7% 8/1/2033 (j)	850,000	814,167
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	440,000	436,272
		37,648,665
Construction Materials - 0.5%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	2,740,000	2,773,439
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	2,100,000	2,198,897
VM Consolidated Inc 5.5% 4/15/2029 (j)(n)	3,890,000	3,635,731
		8,608,067
Containers & Packaging - 1.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	4,725,000	4,485,703
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	1,125,000	1,132,585
Ball Corp 2.875% 8/15/2030	545,000	492,838
Ball Corp 3.125% 9/15/2031	1,095,000	983,129
Ball Corp 5.5% 9/15/2033 (n)	2,180,000	2,165,895
Ball Corp 6% 6/15/2029 (n)	710,000	719,606
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (j)(n)	2,350,000	2,335,822
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	1,585,000	1,509,398
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)(n)	3,045,000	2,910,119
Crown Americas LLC 5.875% 6/1/2033 (n)	2,785,000	2,779,330
Graphic Packaging International LLC 3.75% 2/1/2030 (j)(n)	610,000	568,607
Graphic Packaging International LLC 6.375% 7/15/2032 (j)(n)	1,880,000	1,876,974
		21,960,006
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	530,000	545,305
Alumina Pty Ltd 6.375% 9/15/2032 (j)	4,205,000	4,232,388
Cleveland-Cliffs Inc 6.875% 11/1/2029 (j)	730,000	737,785
Cleveland-Cliffs Inc 7% 3/15/2032 (j)	320,000	320,670
Cleveland-Cliffs Inc 7.375% 5/1/2033 (j)(n)	730,000	737,819
Cleveland-Cliffs Inc 7.625% 1/15/2034 (j)(n)	740,000	748,799
Commercial Metals Co 3.875% 2/15/2031	655,000	609,740
Commercial Metals Co 4.125% 1/15/2030 (n)	1,140,000	1,088,958
Commercial Metals Co 5.75% 11/15/2033 (j)	745,000	731,719
Kaiser Aluminum Corp 5.875% 3/1/2034 (j)(n)	745,000	727,077
		10,480,260
TOTAL MATERIALS		78,696,998
Real Estate - 2.0%
Diversified REITs - 0.6%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	3,150,000	3,020,342
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (j)	655,000	624,980
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	4,091,000	4,034,801
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)	1,250,000	1,276,577
Vornado Realty LP 3.4% 6/1/2031 (n)	1,595,000	1,451,135
		10,407,835
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (j)	2,070,000	2,015,573
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,265,000	3,167,479
		5,183,052
Hotel & Resort REITs - 0.3%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)(n)	1,470,000	1,432,786
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)(n)	540,000	548,729
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (j)	1,390,000	1,361,198
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (j)	1,510,000	1,536,361
		4,879,074
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	730,000	782,148
Howard Hughes Corp/The 4.125% 2/1/2029 (j)	945,000	910,890
Howard Hughes Corp/The 4.375% 2/1/2031 (j)(n)	925,000	864,432
Kennedy-Wilson Inc 7% 6/1/2031 (j)	3,775,000	3,844,097
Taylor Morrison Communities Inc 5.125% 8/1/2030 (j)(n)	1,010,000	1,007,461
Taylor Morrison Communities Inc 5.75% 11/15/2032 (j)	780,000	798,405
		8,207,433
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (j)	545,000	515,811
Iron Mountain Inc 6.25% 1/15/2033 (j)(n)	600,000	602,306
Millrose Properties Inc 6.375% 8/1/2030 (j)	1,740,000	1,752,864
SBA Communications Corp 3.125% 2/1/2029	2,250,000	2,148,313
		5,019,294
TOTAL REAL ESTATE		33,696,688
Utilities - 4.4%
Electric Utilities - 3.5%
American Electric Power Co Inc 5.8% 3/15/2056 (e)	1,515,000	1,487,941
American Electric Power Co Inc 6.05% 3/15/2056 (e)	1,515,000	1,488,838
Clearway Energy Operating LLC 3.75% 1/15/2032 (j)	280,000	251,346
Clearway Energy Operating LLC 3.75% 2/15/2031 (j)	2,580,000	2,366,629
Clearway Energy Operating LLC 5.75% 1/15/2034 (j)	1,555,000	1,499,410
Edison International 7.875% 6/15/2054 (e)	1,415,000	1,460,224
Edison International 8.125% 6/15/2053 (e)	415,000	424,583
Eversource Energy 6.1% 8/15/2056 (e)(n)	1,265,000	1,257,910
Eversource Energy 6.35% 8/15/2056 (e)(n)	1,105,000	1,099,678
Hawaiian Electric Co Inc 6% 10/1/2033 (j)(n)	1,080,000	1,059,481
NRG Energy Inc 3.375% 2/15/2029 (j)	2,360,000	2,239,847
NRG Energy Inc 3.625% 2/15/2031 (j)	790,000	727,929
NRG Energy Inc 5.25% 6/15/2029 (j)	2,565,000	2,540,670
NRG Energy Inc 5.75% 1/15/2034 (j)	2,240,000	2,181,543
NRG Energy Inc 5.75% 7/15/2029 (j)	1,390,000	1,389,200
NRG Energy Inc 5.875% 5/15/2034 (j)	865,000	849,171
NRG Energy Inc 6% 1/15/2036 (j)	3,730,000	3,649,338
NRG Energy Inc 6.125% 5/15/2036 (j)(n)	925,000	913,073
NRG Energy Inc 6.25% 11/1/2034 (j)	1,660,000	1,655,626
PG&E Corp 6.85% 9/15/2056 (e)	2,452,000	2,426,418
PG&E Corp 7.375% 3/15/2055 (e)	5,636,000	5,722,901
Sierra Pacific Power Co 6.2% 12/15/2055 (e)(n)	2,960,000	2,903,802
Sierra Pacific Power Co 6.375% 9/15/2056 (e)	2,695,000	2,679,961
Vistra Operations Co LLC 5% 4/30/2031 (j)	558,000	549,429
Vistra Operations Co LLC 5% 7/31/2027 (j)	2,849,000	2,848,047
Vistra Operations Co LLC 5.25% 4/30/2033 (j)	592,000	578,818
Vistra Operations Co LLC 6.875% 4/15/2032 (j)(n)	2,660,000	2,747,485
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	2,445,000	2,548,952
Xcel Energy Inc 5.75% 12/3/2056 (e)	3,155,000	3,094,128
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(n)	965,000	995,193
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)(n)	1,730,000	1,811,710
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (j)(n)	815,000	866,203
		58,315,484
Independent Power and Renewable Electricity Producers - 0.6%
Alpha Generation LLC 6.25% 1/15/2034 (j)	2,240,000	2,188,919
Alpha Generation LLC 6.75% 10/15/2032 (j)	3,000,000	3,026,154
Sunnova Energy Corp 5.875% (c)(h)(j)	3,885,000	9,713
Talen Energy Supply LLC 6.25% 2/1/2034 (j)	2,240,000	2,197,017
Talen Energy Supply LLC 6.5% 2/1/2036 (j)(n)	1,750,000	1,728,169
		9,149,972
Multi-Utilities - 0.3%
Dominion Energy Inc 6.15% 12/15/2056 (e)	3,325,000	3,289,433
Sempra 6.375% 4/1/2056 (e)	2,920,000	2,929,060
		6,218,493
TOTAL UTILITIES		73,683,949
TOTAL UNITED STATES		1,110,087,666
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 6.375% 2/15/2036 (j)	1,505,000	1,450,519
First Quantum Minerals Ltd 7.25% 2/15/2034 (j)	810,000	823,415
First Quantum Minerals Ltd 8% 3/1/2033 (j)	1,260,000	1,306,532
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	1,180,000	1,224,250

TOTAL ZAMBIA		4,804,716
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,252,876,405)		1,242,401,618

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 10.25% (l)	17,898	1,601,513
Strategy Inc Series A, 10%	28,540	2,704,450

TOTAL UNITED STATES		4,305,963
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,502,084)		4,305,963

Preferred Securities - 4.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 6.875% (e)(j)(m)	1,850,000	1,848,735
BNP Paribas SA 7.2% (e)(j)(m)	2,065,000	2,093,048
BNP Paribas SA 7.45% (e)(j)(m)	2,000,000	2,041,287

TOTAL FRANCE		5,983,070
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (e)(m)	2,135,000	2,227,568
HSBC Holdings PLC 6.75% (e)(m)	1,575,000	1,620,848
HSBC Holdings PLC 7% (e)(m)	1,260,000	1,308,542
HSBC Holdings PLC 7.05% (e)(m)	2,780,000	2,866,009

TOTAL UNITED KINGDOM		8,022,967
UNITED STATES - 3.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP Series G, 7.125% (e)(m)	3,520,000	3,665,929
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (e)(f)(m)	4,010,000	4,077,740
Sunoco LP 7.875% (e)(j)(m)(n)	4,720,000	4,975,358
TOTAL ENERGY		12,719,027
Financials - 3.0%
Banks - 2.1%
Bank of America Corp 5.875% (e)(m)(n)	2,195,000	2,250,616
Bank of America Corp 6.25% (e)(m)	3,760,000	3,767,471
Citigroup Inc 6.5% (e)(m)(n)	3,305,000	3,344,667
Citigroup Inc 6.625% (e)(m)	3,875,000	3,947,002
Citigroup Inc 6.75% (e)(m)	1,135,000	1,152,513
Citigroup Inc 6.875% (e)(m)	4,325,000	4,429,800
Citigroup Inc 6.95% (e)(m)	700,000	716,488
Citigroup Inc 7.125% (e)(m)	1,705,000	1,759,785
JPMorgan Chase & Co 6.1% (e)(m)	4,930,000	4,934,927
JPMorgan Chase & Co 6.5% (e)(m)	2,785,000	2,842,980
Truist Financial Corp 6.25% (e)(m)	3,015,000	3,026,147
Wells Fargo & Co 6.125% (e)(m)(n)	2,670,000	2,689,064
Wells Fargo & Co 7.625% (e)(m)(n)	615,000	649,416
		35,510,876
Capital Markets - 0.6%
Bank of New York Mellon Corp/The 5.625% (e)(m)(n)	1,900,000	1,889,021
Charles Schwab Corp/The 4% (e)(m)	1,405,000	1,306,779
Goldman Sachs Group Inc/The 6.125% (e)(m)(n)	720,000	719,930
Goldman Sachs Group Inc/The 6.5% (e)(m)	3,325,000	3,300,015
Goldman Sachs Group Inc/The 6.85% (e)(m)	2,520,000	2,632,460
		9,848,205
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (e)(m)(n)	1,785,000	1,742,480
Ally Financial Inc 7.1% (e)(m)	2,630,000	2,691,768
		4,434,248
TOTAL FINANCIALS		49,793,329
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (e)(m)	1,070,000	1,059,487
TOTAL UNITED STATES		63,571,843
TOTAL PREFERRED SECURITIES (Cost $75,105,317)		77,577,880

U.S. Treasury Obligations - 0.9%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Notes 4% 2/15/2034	4.00 to 4.32	9,680,000	9,310,950
US Treasury Notes 4.25% 6/30/2033	4.42	5,035,000	4,942,167
US Treasury Notes 4.375% 5/15/2034	4.47	1,335,000	1,313,828
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,889,117)			15,566,945

Money Market Funds - 10.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	3.69	51,396,049	51,406,328
Fidelity Securities Lending Cash Central Fund (t)(u)	3.72	119,393,147	119,405,087
TOTAL MONEY MARKET FUNDS (Cost $170,811,298)			170,811,415

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $1,771,580,611)	1,764,246,013
NET OTHER ASSETS (LIABILITIES) - (6.2)% (r)	(103,497,869)
NET ASSETS - 100.0%	1,660,748,144

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 5Y US Treasury Notes Contracts (United States)	78	9/2026	8,277,750	(56,197)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $917,652 and $915,357, respectively.

(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,068,469,327 or 64.3% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security or a portion of the security is on loan at period end.
(o)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,976,506 or 1.3% of net assets.

(p)	Affiliated fund.
(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $609,303 or 0.0% of net assets.

(r)	Includes $126,250 of cash collateral to cover margin requirements for futures contracts.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $60,104,836.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 7/29/2026	22,300,921

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	64,916,059	107,858,109	121,366,361	683,223	(1,594)	115	51,406,328	51,396,049
Fidelity Private Credit Company LLC	20,404,672	1,202,493	-	1,056,212	-	(630,659)	20,976,506	2,268,319
Fidelity Securities Lending Cash Central Fund	130,248,909	120,496,490	131,340,313	75,432	-	1	119,405,087	119,393,147
	215,569,640	229,557,092	252,706,674	1,814,867	(1,594)	(630,543)	191,787,921

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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